Vessels, containers, equipment and other tangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, containers, handling equipment and other tangible assets
Schedule of components and movements during the period of vessels, containers, equipment and other tangible assets
Cost:
	Balance at January 1, 2025	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2025

	US $ in millions
Vessels	11,486.0	264.5		474.4		12,224.9
Containers and equipment	2,144.1	196.5	(88.4)	(28.6)		2,223.6
Computer systems and
communication equipment	69.4	5.6	(3.4)	2.0	0.3	73.9
Other property and equipment	237.8	40.7	(2.5)	(3.2)	1.5	274.3
Total	13,937.3	507.3	(94.3)	444.6	1.8	14,796.7

Depreciation and impairment charges:

	Balance at January 1, 2025	Depreciation	Impairment reversal (**)	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2025
	US $ in millions
Vessels	5,753.0	1,140.8	(96.7)		(373.9)		6,423.2
Containers and equipment	1,134.0	108.0	(27.9)	(44.8)	(25.0)		1,144.3
Computer systems and communication equipment	56.3	4.3	(0.3)	(3.4)		0.3	57.2
Other property and equipment	153.2	13.1	(12.1)	(1.9)		0.9	153.2
Total	7,096.5	1,266.2	(137.0)	(50.1)	(398.9)	1.2	7,777.9

Payments on account	3.2						22.8

Net carrying amounts:

	Balance at January 1, 2025	Balance at December 31, 2025
	US $ in millions	US $ in millions
Vessels	5,733.0	5,801.7

Containers and equipment	1,010.1	1,079.3
Payments on account, net	3.2	22.8
	1,013.3	1,102.1

Computer systems and communication equipment	13.1	16.7
Other property and equipment	84.6	121.1
	97.7	137.8

Total	6,844.0	7,041.6

(*) Including right-of-use assets (see also Note 8).

(**) See Note 7.

Cost:

	Balance at January 1, 2024	Additions	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2024
	US $ in millions
Vessels	8,760.2	2,865.6		(139.8)		11,486.0
Containers and equipment	1,871.7	328.7	(19.1)	(37.2)		2,144.1
Computer systems and
communication equipment	67.1	5.4	(2.6)		(0.5)	69.4
Other property and equipment	230.5	20.0	(9.2)	(0.7)	(2.8)	237.8
Total	10,929.5	3,219.7	(30.9)	(177.7)	(3.3)	13,937.3

Depreciation and impairment charges:

	Balance at January 1, 2024	Depreciation	Disposals	Lease modifications and terminations	Effect of movements in exchange rates	Balance at December 31, 2024
	US $ in millions
Vessels	5,002.3	1,023.6		(272.9)		5,753.0
Containers and equipment	1,078.8	98.3	(14.1)	(29.0)		1,134.0
Computer systems and
communication equipment	57.4	1.9	(2.5)		(0.5)	56.3
Other property and equipment	155.0	5.2	(5.6)		(1.4)	153.2
Total	6,293.5	1,129.0	(22.2)	(301.9)	(1.9)	7,096.5

Payments on account	1.0					3.2

Net carrying amounts:

	Balance at January 1, 2024	Balance at December 31, 2024
	US $ in millions	US $ in millions
Vessels	3,757.9	5,733.0
Payments on account, net	1.0
	3,758.9	5,733.0

Containers and equipment	792.9	1,010.1
Payments on account, net		3.2
	792.9	1,013.3

Computer systems and communication equipment	9.7	13.1
Other property and equipment	75.5	84.6
	85.2	97.7
Total	4,637.0	6,844.0

(*) Including right-of-use assets (see also Note 8).